PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                                 ANNUAL REPORT






                          INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders
Permanent Portfolio Family of Funds, Inc.

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Permanent Portfolio Family of Funds, Inc. (comprising, respectively, the Permanent Portfolio, the Treasury Bill Portfolio, the Versatile Bond Portfolio and the Aggressive Growth Portfolio), as of January 31, 1999, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. All periods indicated in the accompanying financial highlights ending prior to February 1, 1994, were audited by other auditors whose report dated March 18, 1994, expressed an unqualified opinion on this information.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of January 31, 1999, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting Permanent Portfolio Family of Funds, Inc. as of January 31, 1999, the results of their operations, the changes in their net assets and their financial highlights for the periods indicated herein, except as noted above, in conformity with generally accepted accounting principles.

As discussed in Note 8 to the financial statements, the Securities and Exchange Commission is involved in public administrative and cease-and-desist proceedings against the Fund's investment adviser and two of the Fund's directors and officers, for which no decision has been rendered.


                                                                        KPMG LLP

San Francisco, California
March 12, 1999

                   PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                      STATEMENTS OF ASSETS AND LIABILITIES
                                January 31, 1999




                             ASSETS AND LIABILITIES


ASSETS
Investments  at  market  value  (Notes 1, 2, 5 & 6):
  Investments  other  than securities:
     Gold assets  ..............................................................
     Silver assets  ............................................................
     Swiss franc deposits  .....................................................



  Swiss franc bonds  ...........................................................
  Stocks of United States and foreign real estate and natural resource companies
  Aggressive growth stock investments  .........................................
  Corporate bonds  .............................................................
  United States Treasury securities  ...........................................

     Total investments (identified cost $62,238,944; $92,082,132; $24,625,931 and $9,240,049, respectively)

Cash  ..........................................................................
Accounts receivable for shares of the portfolio sold  ..........................
Accounts receivable for investments sold .......................................
Accrued interest, dividends and foreign taxes receivable  ......................


     Total assets


LIABILITIES
Bank overdraft  ................................................................
Accounts payable for shares of the portfolio redeemed  .........................
Accounts payable for investments purchased .....................................
Accrued investment advisory fee  ...............................................
Accrued directors' and officers' fees and expenses  ............................
Accrued excise tax  ............................................................

     Total liabilities

     Net assets applicable to outstanding shares

                                   NET ASSETS
Capital stock - par value $.001 per share:
  Authorized - 100,000,000; 100,000,000; 10,000,000 and 25,000,000 shares, respectively
  Outstanding - 3,573,170; 1,369,730; 414,387 and 314,811 shares, respectively  ................................................................

Paid-in capital  ...............................................................




Undistributed net investment income (loss) (Note 1)  ...........................
Accumulated net realized gain (loss) on investments  ...........................
Accumulated net realized loss on foreign currency transactions..................
Net unrealized appreciation of investments .....................................
Net unrealized depreciation on translation of assets and liabilities in foreign currencies  ..................................................................

     Net assets applicable to outstanding shares

     Net asset value per share



                            See accompanying notes.



       Permanent Portfolio     Treasury Bill Portfolio     Versatile Bond Portfolio     Aggressive Growth Portfolio
       -------------------     -----------------------     ------------------------     ---------------------------


          $ 13,345,951              $          -                $           -                  $          -
             3,642,136                         -                            -                             -
               129,169                         -                            -                             -
          ------------              ------------                -------------                  ------------
            17,117,256                         -                            -                             -

             6,554,228                         -                            -                             -
             9,830,720                         -                            -                             -
            10,842,572                         -                            -                    21,798,449
                     -                         -                   21,421,240                             -
            21,836,350                92,087,050                    3,239,136                             -
          ------------              ------------                -------------                  ------------

            66,181,126                92,087,050                   24,660,376                    21,798,449

                61,964                     9,810                            -                             -
                17,991                   326,350                      454,471                        14,052
               288,615                         -                            -                             -
               490,866                 1,491,915                      426,432                         7,712
          ------------              ------------                -------------                  ------------

            67,040,562                93,915,125                   25,541,279                    21,820,213



                     -                         -                       95,567                         5,770
                10,000                   584,324                        5,864                        15,102
                     -                         -                    1,015,081                             -
                64,032                    49,286                       15,223                        20,061
                51,246                    68,698                       15,051                        15,035
                60,499                   117,587                       17,126                             -
          ------------              ------------                -------------                  ------------
               185,777                   819,895                    1,163,912                        55,968
          ------------              ------------                -------------                  ------------
          $ 66,854,785              $ 93,095,230                $  24,377,367                  $ 21,764,245
          ============              ============                =============                  ============





          $      3,573              $      1,370                $         414                  $        315

            53,242,874                93,377,607                   23,110,470                     9,433,051
          ------------              ------------                -------------                  ------------
            53,246,447                93,378,977                   23,110,884                     9,433,366


             7,414,839                  (120,246)                   1,372,050                      (202,864)
             2,416,848                  (168,419)                    (140,012)                      (24,657)
              (162,612)                        -                            -                             -
             3,942,182                     4,918                       34,445                    12,558,400

                (2,919)                        -                            -                             -
          ------------              ------------                -------------                  ------------
          $ 66,854,785              $ 93,095,230                $  24,377,367                  $ 21,764,245
          ============              ============                =============                  ============
             $18.71                    $67.97                       $58.83                        $69.13
             ======                    ======                       ======                        ======

                   PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                            STATEMENTS OF OPERATIONS
                           Year ended January 31, 1999






Investment income (Note 1):
  Interest  ....................................................................
  Dividends  ...................................................................


Expenses (Notes 3, 4 & 8):
  Investment advisory fee  .....................................................
  Directors' fees and expenses  ................................................
  Officers' salary expense  ....................................................
  Long term disability plan expense.............................................
  Excise tax  ..................................................................
  Regulatory expense  ..........................................................


  Total expenses
  Less waiver of investment advisory fee  ......................................

    Net expenses


Net investment income (loss) before foreign income taxes deducted at source
Less foreign income taxes deducted at source, net of refundable taxes...........

Net investment income (loss)

Realized and unrealized gain (loss)on investments and foreign currency
  (Notes 1, 2, 5 & 6):
Net realized gain (loss) on:
  Investments in unaffiliated issuers...........................................
  Investments other than securities.............................................
  Foreign currency transactions.................................................



Change in unrealized appreciation (depreciation) of:
  Investments  .................................................................
  Translation of assets and liabilities in foreign currencies  .................


Net realized and unrealized gain (loss) on investments
  and foreign currency
Net increase in net assets resulting
  from operations













                            See accompanying notes.






      Permanent Portfolio      Treasury Bill Portfolio     Versatile Bond Portfolio      Aggressive Growth Portfolio
      -------------------      -----------------------     ------------------------      ---------------------------
          $  2,165,609              $  4,646,145                $   1,256,975                  $      1,848
               532,212                         -                            -                       147,689
          ------------              ------------                -------------                  ------------
             2,697,821                 4,646,145                    1,256,975                       149,537

               775,077                 1,049,311                      242,691                       229,836
                39,420                    53,284                       12,323                        11,670
                61,639                    83,426                       19,264                        18,210
                36,702                    48,648                       11,421                        11,037
                60,499                   117,587                       17,126                             -
                14,333                    14,015                       11,155                        11,473
          ------------              ------------                -------------                  ------------

               987,670                 1,366,271                      313,980                       282,226
                     -                   466,838                       80,753                             -
          ------------              ------------                -------------                  ------------
               987,670                   899,433                      233,227                       282,226
          ------------              ------------                -------------                  ------------

             1,710,151                 3,746,712                    1,023,748                      (132,689)
                   320                         -                            -                             -
          ------------              ------------                -------------                  ------------
             1,709,831                 3,746,712                    1,023,748                      (132,689)
          ------------              ------------                -------------                  ------------



             2,738,528                    (7,146)                       3,227                        68,336
              (320,020)                        -                            -                             -
              (162,612)                        -                            -                             -
          ------------              ------------                -------------                  ------------
             2,255,896                    (7,146)                       3,227                        68,336


            (2,399,261)                   (6,913)                     (63,398)                    4,132,624
                33,472                         -                            -                             -
          ------------              ------------                -------------                  ------------


              (109,893)                  (14,059)                     (60,171)                    4,200,960
          ------------              ------------                -------------                  ------------
          $  1,599,938              $  3,732,653                $     963,577                  $  4,068,271
          ============              ============                =============                  ============

                   PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                      STATEMENTS OF CHANGES IN NET ASSETS






                                                                                              Permanent Portfolio
                                                                                     -----------------------------------
                                                                                        Year ended         Year ended
                                                                                     January 31, 1999   January 31, 1998
                                                                                     ----------------   ----------------
Operations:
  Net investment income (loss)  ..............................................         $  1,709,831       $  1,402,992
  Net realized gain (loss) on investments  ...................................            2,418,508          2,224,037
  Net realized loss on foreign currency transactions  ........................             (162,612)                 -
  Change in unrealized appreciation (depreciation) of investments ............           (2,399,261)         1,508,317
  Change in unrealized appreciation (depreciation) on translation of
     assets and liabilities in foreign currencies  ...........................               33,472             11,615
                                                                                       ------------       ------------
Net increase in net assets resulting from operations                                      1,599,938          5,146,961

Equalization on shares issued and redeemed:  .................................             (313,988)          (497,147)

Distributions to shareholders from:
  Net investment income  .....................................................             (691,911)        (1,233,055)
  Net realized gain on investments  ..........................................           (2,212,316)        (1,305,588)

Capital stock transactions exclusive of amounts allocated to undistributed
  net investment income (Note 7):  ...........................................           (2,625,499)        (4,004,133)
                                                                                       ------------       ------------
Net increase (decrease) in net assets                                                    (4,243,776)        (1,892,962)

Net assets at beginning of year                                                          71,098,561         72,991,523
                                                                                       ------------       ------------

Net assets at end of year (including  undistributed  net investment income
  (loss) of $7,414,839 and $6,831,523; $(120,246) and $520,264; $1,372,050
  and $1,725,080; $(202,864) and $(70,175), respectively)                              $ 66,854,785       $ 71,098,561
                                                                                       ============       ============























                            See accompanying notes.

       Treasury Bill Portfolio                  Versatile Bond Portfolio              Aggressive Growth Portfolio
------------------------------------       -----------------------------------   -----------------------------------
   Year ended          Year ended             Year ended         Year ended         Year ended         Year ended
January 31, 1999    January 31, 1998       January 31, 1999   January 31, 1998   January 31, 1999   January 31, 1998
----------------    ----------------       ----------------   ----------------   ----------------   ----------------

  $  3,746,712       $   3,956,396           $  1,023,748       $  1,127,755       $   (132,689)      $   (107,261)
        (7,146)             (7,073)                 3,227            (16,422)            68,336            (92,993)
             -                   -                      -                  -                  -                  -
        (6,913)              8,758                (63,398)            72,273          4,132,624          3,976,486

             -                   -                      -                  -                  -                  -
  ------------       -------------           ------------       ------------       ------------       ------------
     3,732,653           3,958,081                963,577          1,183,606          4,068,271          3,776,232

      (329,728)           (853,426)              (224,680)            86,852                  -              4,600


    (2,854,801)         (3,465,235)              (616,185)          (588,840)                 -            (65,240)
             -                   -                      -                  -                  -           (992,338)


    (1,652,736)        (10,781,113)               899,737          1,328,359         (2,259,519)         1,814,900
  ------------       -------------           ------------       ------------       ------------       ------------
    (1,104,612)        (11,141,693)             1,022,449          2,009,977          1,808,752          4,538,154

    94,199,842         105,341,535             23,354,918         21,344,941         19,955,493         15,417,339
  ------------       -------------           ------------       ------------       ------------       ------------



  $ 93,095,230       $  94,199,842           $ 24,377,367       $ 23,354,918       $ 21,764,245       $ 19,955,493
  ============       =============           ============       ============       ============       ============



                    PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                             THE PERMANENT PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                January 31, 1999




     Quantity                                                                                          Market Value
-----------------                                                                                      ------------

                     GOLD ASSETS - 19.96% of Total Net Assets
  11,997 Troy Oz.     Gold bullion (a)  .........................................................      $  3,434,818

  33,383 Coins        One-ounce gold coins (a) ..................................................         9,862,674

   4,297 Units        United States Gold Trust (a)(b) ...........................................            48,459
                                                                                                       ------------
                        Total Gold Assets (Cost $17,554,688)                                           $ 13,345,951
                                                                                                       ------------
                     SILVER ASSETS - 5.45% of Total Net Assets
 351,133 Troy Oz.     Silver bullion (a) ........................................................      $  1,833,618

     379 Bags         Silver coins (a) ..........................................................         1,808,518
                                                                                                       ------------
                        Total Silver Assets (Cost $3,126,799)                                          $  3,642,136
                                                                                                       ------------

Principal Amount     SWISS FRANC ASSETS - 10.00% of Total Net Assets
----------------
 CHF   182,813        Swiss francs in interest-bearing bank accounts ............................      $    129,169
                                                                                                       ------------
 CHF 4,000,000        4.000% Swiss Confederation bonds, 03-10-99 ................................         2,834,169
 CHF 4,500,000        6.250% Swiss Confederation bonds, 01-07-03 ................................         3,720,059
                                                                                                       ------------
                        Total Swiss Confederation bonds                                                   6,554,228
                                                                                                       ------------
                        Total Swiss Franc Assets (Cost $6,460,732)                                     $  6,683,397
                                                                                                       ------------

       Number        STOCKS OF UNITED STATES AND FOREIGN REAL ESTATE AND NATURAL
      Of Shares      RESOURCE COMPANIES - 14.70% of Total Net Assets
      ---------
                     NATURAL RESOURCES -  4.57% of Total Net Assets
        20,000        Broken Hill Proprietary, Ltd. (c) .........................................      $    295,000
        12,000        Burlington Resources, Inc. ................................................           363,000
        30,000        Cyprus Amax Minerals Company  .............................................           286,875
        40,000        Forest Oil Corporation (a) ................................................           257,500
        35,000        Inco, Ltd. ................................................................           369,688
        25,000        Pogo Producing Company ....................................................           271,875
        50,000        Santa Fe Energy Resources, Inc. (a)  ......................................           290,625
         8,000        Texaco, Inc. ..............................................................           379,000
        10,000        Weyerhaeuser Company  .....................................................           541,250
                                                                                                       ------------
                                                                                                       $  3,054,813













                          Continued on following page.

                    PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                             THE PERMANENT PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                January 31, 1999


  Number
 Of Shares                                                                                              Market Value
 ---------                                                                                              ------------
                    REAL ESTATE - 10.13% of Total Net Assets
  27,500             Archstone Communities Trust ................................................       $   537,969
  22,000             BRE Properties, Inc. Class A ...............................................           528,000
  31,000             Burnham Pacific Properties, Inc. ...........................................           368,125
  23,500             Federal Realty Investment Trust ............................................           540,500
  47,000             IRT Property Company .......................................................           464,125
  25,000             MGI Properties .............................................................           687,500
  21,000             New Plan Excel Realty Trust, Inc............................................           441,000
  22,000             Pennsylvania Real Estate Investment Trust ..................................           440,000
  15,000             Texas Pacific Land Trust ...................................................           873,750
  40,000             United Dominion Realty Trust, Inc. .........................................           395,000
  29,000             Urstadt Biddle Properties, Inc..............................................           239,250
  29,000             Urstadt Biddle Properties, Inc. Class A.....................................           242,875
  31,900             Washington Real Estate Investment Trust ....................................           570,213
  37,300             Western Investment Real Estate Trust .......................................           447,600
                                                                                                        -----------
                                                                                                        $ 6,775,907
                                                                                                        -----------
                       Total Stocks of United States and Foreign Real Estate and Natural
                       Resource Companies (Cost $7,840,689)                                             $ 9,830,720
                                                                                                        -----------

                     AGGRESSIVE GROWTH STOCK INVESTMENTS - 16.22% of Total Net Assets


                     CHEMICALS - .54% of Total Net Assets
   8,000              Air Products & Chemicals, Inc.  ...........................................       $   269,000
  10,000              Wellman, Inc. .............................................................            94,375
                                                                                                        -----------
                                                                                                        $   363,375
                     COMPUTER SOFTWARE - 1.43% of Total Net Assets
   6,000              Autodesk, Inc. ............................................................       $   265,125
       1              Symantec Corporation warrant (a)(d) .......................................           688,276
                                                                                                        -----------
                                                                                                        $   953,401
                     CONSTRUCTION - .52% of Total Net Assets
   5,000              Fluor Corporation  ........................................................       $   190,625
   9,000              Johns Manville Corporation ................................................           160,875
                                                                                                        -----------
                                                                                                        $   351,500














                          Continued on following page.

                    PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                             THE PERMANENT PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                January 31, 1999


  Number
 Of Shares                                                                                             Market Value
 ---------                                                                                             ------------
                     DATA PROCESSING - .72% of Total Net Assets
   3,000              Hewlett-Packard Company ...................................................       $   235,125
   6,000              Seagate Technology, Inc. (a) ..............................................           244,125
                                                                                                        -----------
                                                                                                        $   479,250
                     ELECTRICAL AND ELECTRONICS - .92% of Total Net Assets
   3,000              Intel Corporation  ........................................................       $   422,813
  15,000              National Semiconductor Corporation (a) ....................................           194,063
                                                                                                        -----------
                                                                                                        $   616,876
                     ENTERTAINMENT AND LEISURE - 1.57% of Total Net Assets
   6,000              Disney (Walt) Company  ....................................................       $   198,000
   3,000              Harcourt General, Inc.  ...................................................           144,000
  12,000              Harrah's Entertainment, Inc. (a)  .........................................           178,500
   7,000              Promus Hotel Corporation (a) ..............................................           209,125
   5,000              Tribune Company  ..........................................................           319,688
                                                                                                        -----------
                                                                                                        $ 1,049,313
                     FINANCIAL SERVICES - 3.69% of Total Net Assets
  18,000              Bank of New York, Inc. ....................................................       $   639,000
  14,386              Bank of Petaluma ... ......................................................           323,685
   5,000              Bear Stearns Companies, Inc.  .............................................           235,625
   4,000              Morgan Stanley Dean Witter & Company  .....................................           347,250
   8,000              Schwab (Charles) Corporation  .............................................           562,500
   5,000              State Street Corporation  .................................................           357,500
                                                                                                        -----------
                                                                                                        $ 2,465,560
                     MANUFACTURING - 2.76% of Total Net Assets
   3,000              Dana Corporation ..........................................................       $   123,375
   4,000              Harley-Davidson, Inc. .....................................................           208,000
   5,000              Illinois Tool Works, Inc.  ................................................           301,563
   8,000              Mattel, Inc.  .............................................................           181,500
   2,000              NACCO Industries, Inc. Class A  ...........................................           169,375
   8,000              NACCO Industries, Inc. Class B  ...........................................           677,500
   6,000              Parker-Hannifin Corporation  ..............................................           184,500
                                                                                                        -----------
                                                                                                        $ 1,845,813







                          Continued on following page.

                    PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                             THE PERMANENT PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                January 31, 1999



   Number
  Of Shares                                                                                            Market Value
  ---------                                                                                            ------------
                    OIL AND OILFIELD SERVICES - .48% of Total Net Assets
   40,000            Frontier Oil Corporation (a)  ..............................................       $   225,000
   30,000            Parker Drilling Company (a)  ...............................................            93,750
                                                                                                        -----------
                                                                                                        $   318,750

                    PHARMACEUTICALS - 1.26% of Total Net Assets
    7,000            Abbott Laboratories  .......................................................       $   325,063
    3,000            Biogen, Inc. (a)  ..........................................................           294,750
    4,000            Genzyme Corporation (General Division) (a)  ................................           218,000
      756            Genzyme Corporation Molecular Oncology (a) .................................             2,033
    1,245            Genzyme Corporation Tissue Repair (a)  .....................................             4,513
                                                                                                        -----------
                                                                                                        $   844,359
                    RETAIL - .63% of Total Net Assets
    4,000            Costco Companies, Inc. (a)  ................................................       $   331,500
    6,000            Toys "R" Us, Inc. (a) ......................................................            90,000
                                                                                                        -----------
                                                                                                        $   421,500
                    TRANSPORTATION - 1.04% of Total Net Assets
    8,000            ASA Holdings, Inc.  ........................................................       $   250,000
    6,000            Kansas City Southern Industries, Inc.  .....................................           285,000
    5,000            M. S. Carriers, Inc. (a) ...................................................           158,125
                                                                                                        -----------
                                                                                                        $   693,125
                    MISCELLANEOUS - .66% of Total Net Assets
    6,000            Lockheed Martin Corporation  ...............................................       $   211,500
    4,000            Temple-Inland, Inc.  .......................................................           228,250
                                                                                                        -----------
                                                                                                        $   439,750
                                                                                                        -----------

                       Total Aggressive Growth Stock Investments (Cost $3,749,143)                      $10,842,572
                                                                                                        -----------











                          Continued on following page.

                    PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                             THE PERMANENT PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                January 31, 1999



  Principal Amount                                                                                     Market Value
  ----------------                                                                                     ------------

                     UNITED STATES TREASURY SECURITIES - 32.66% of Total Net Assets
    $41,000,000       United States Treasury bond strips (Principal only) 5.556%, 05-15-18(e) ...      $ 14,246,270
        800,000       United States Treasury bonds 6.250%, 08-15-23  ............................           898,920
      1,000,000       United States Treasury notes 7.750%, 01-31-00  ............................         1,030,020
      2,000,000       United States Treasury notes 5.250%, 01-31-01  ............................         2,024,460
      1,100,000       United States Treasury bills 5.400%, 02-04-99 (e)..........................         1,099,340
      2,600,000       United States Treasury bills 5.044%, 07-22-99 (e)..........................         2,537,340
                                                                                                       ------------
                        Total United States Treasury securities (Cost $23,506,893)                     $ 21,836,350
                                                                                                       ------------
                        Total Portfolio - 98.99% of total net assets (identified cost $62,238,944)(f)  $ 66,181,126
                        Other assets, less liabilities (1.01% of total net assets)                          673,659
                                                                                                       ------------
                        Net assets applicable to outstanding shares                                    $ 66,854,785
                                                                                                       ============

                        Note:(a) Non-income producing.
                             (b) Affiliated investment trust.
                             (c) Sponsored ADR.
                             (d) Market value determined by the Board of Directors.
                             (e) Interest rate represents yield to maturity.
                             (f) Aggregate cost for Federal income tax purposes was $54,194,820.



















                            See accompanying notes.

                    PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                           THE TREASURY BILL PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                January 31, 1999



  Principal Amount                                                                                     Market Value
  ----------------                                                                                     ------------
                     UNITED STATES TREASURY SECURITIES - 98.92% of Total Net Assets
    $20,000,000       United States Treasury notes 5.500%, 02-28-99 .............................      $ 20,017,200
     20,000,000       United States Treasury notes 6.250%, 03-31-99 .............................        20,058,800
     20,000,000       United States Treasury notes 6.375%, 04-30-99 .............................        20,091,800
     20,000,000       United States Treasury notes 6.250%, 05-31-99 .............................        20,109,200
     10,000,000       United States Treasury notes 6.000%, 06-30-99 .............................        10,061,100
      1,750,000       United States Treasury bills 5.400%, 02-04-99 (a) .........................         1,748,950
                                                                                                       ------------
                        Total Portfolio - 98.92% of total net assets (identified cost $92,082,132)(b)  $ 92,087,050
                        Other assets, less liabilities (1.08% of total net assets)                        1,008,180
                                                                                                       ------------
                        Net assets applicable to outstanding shares                                    $ 93,095,230
                                                                                                       ============

                        Note:(a) Interest rate represents yield to maturity.
                             (b) Aggregate cost for Federal income tax purposes.







































                            See accompanying notes.

                    PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                          THE VERSATILE BOND PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                 January 31, 1999


  Principal Amount                                                                                     Market Value
  ----------------                                                                                     ------------
                     CORPORATE BONDS - 87.87% of Total Net Assets

                     AEROSPACE - 4.26% of Total Net Assets
    $ 1,000,000       8.250% McDonnell Douglas Corporation, 07-01-00 ............................      $  1,039,340
                                                                                                       ------------
                                                                                                       $  1,039,340
                     BEVERAGES - 4.22% of Total Net Assets
      1,000,000       8.750% Anheuser-Busch Companies, Inc., 12-01-99  ..........................      $  1,028,570
                                                                                                       ------------
                                                                                                       $  1,028,570
                     BROADCASTING - 4.36% of Total Net Assets
      1,000,000       8.875% Capital Cities / ABC, Inc., 12-15-00 ...............................      $  1,063,490
                                                                                                       ------------
                                                                                                       $  1,063,490
                     DATA PROCESSING - 4.16% of Total Net Assets
      1,000,000       6.375% International Business Machines Corporation, 06-15-00 ..............      $  1,015,080
                                                                                                       ------------
                                                                                                       $  1,015,080
                     ELECTRIC UTILITIES - 8.49% of Total Net Assets
      1,000,000       8.750% Pacific Gas & Electric Company, 01-01-01 ...........................      $  1,064,780
      1,000,000       7.500% Southern California Edison Company, 04-15-99 .......................         1,005,220
                                                                                                       ------------
                                                                                                       $  2,070,000
                     ELECTRICAL AND ELECTRONICS - 4.13% of Total Net Assets
      1,000,000       6.750% Texas Instruments, Inc., 07-15-99 ..................................      $  1,007,320
                                                                                                       ------------
                                                                                                       $  1,007,320
                     FINANCIAL SERVICES - 8.30% of Total Net Assets
      1,000,000       8.500% American General Finance Corporation, 06-15-99 .....................      $  1,012,230
      1,000,000       5.650% Ameritech Capital Funding Corporation, 01-15-01 ....................         1,009,970
                                                                                                       ------------
                                                                                                       $  2,022,200
                     INSURANCE - 4.14% of Total Net Assets
      1,000,000       7.750% CitiGroup, Inc., 06-15-99 ..........................................      $  1,009,550
                                                                                                       ------------
                                                                                                       $  1,009,550
                     MANUFACTURING - 4.11% of Total Net Assets
      1,000,000       6.375% Eaton Corporation, 04-01-99 ........................................      $  1,001,990
                                                                                                       ------------
                                                                                                       $  1,001,990











                          Continued on following page.

                    PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                          THE VERSATILE BOND PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                 January 31, 1999


  Principal Amount                                                                                     Market Value
  ----------------                                                                                     ------------

                     OIL AND OILFIELD SERVICES - 8.26% of Total Net Assets
    $ 1,000,000       7.625% Baker Hughes, Inc., 02-15-99 .......................................      $  1,001,270
      1,000,000       6.250% Dresser Industries, Inc., 06-01-00  ................................         1,013,160
                                                                                                       ------------
                                                                                                       $  2,014,430
                     PHARMACEUTICALS - 12.58% of Total Net Assets
      1,000,000       7.700% American Home Products Corporation, 02-15-00 .......................      $  1,024,950
      1,000,000       9.250% Baxter International, Inc., 12-15-99 ...............................         1,032,010
      1,000,000       5.875% Upjohn Company, 04-15-00............................................         1,008,660
                                                                                                       ------------
                                                                                                       $  3,065,620
                     PUBLISHING - 4.14% of Total Net Assets
      1,000,000       5.850% Gannett Company, Inc., 05-01-00  ...................................      $  1,008,090
                                                                                                       ------------
                                                                                                       $  1,008,090
                     RETAIL - 4.34% of Total Net Assets
      1,000,000       9.875% May Department Stores, 06-15-00  ...................................      $  1,057,630
                                                                                                       ------------
                                                                                                       $  1,057,630
                     TELECOMMUNICATIONS - 12.38% of Total Net Assets
      1,000,000       6.125% GTE Northwest, 02-15-99 ............................................      $  1,000,880
      1,000,000       6.150% New England Telephone & Telegraph Company, 09-01-99  ...............         1,006,620
      1,000,000       6.125% Southwestern Bell Telephone Company, 03-01-00 ......................         1,010,430
                                                                                                       ------------
                                                                                                       $  3,017,930
                                                                                                       ------------

                         Total Corporate bonds (Cost $21,389,082)                                      $ 21,421,240
                                                                                                       ------------

                     UNITED STATES TREASURY SECURITIES - 13.29% of Total Net Assets
      3,200,000       United States Treasury notes 5.250%, 01-31-01..............................      $  3,239,136
                                                                                                       ------------
                        Total United States Treasury securities (Cost $3,236,849)                      $  3,239,136
                        Total Portfolio - 101.16% of total net assets                                  ------------
                          (identified cost $24,625,931)(a)                                             $ 24,660,376
                        Liabilities, less other assets (1.16% of total net assets)                         (283,009)
                                                                                                       ------------
                        Net assets applicable to outstanding shares                                    $ 24,377,367
                                                                                                       ============


                        Note:(a) Aggregate cost for Federal income tax purposes.




















                            See accompanying notes.

                    PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                         THE AGGRESSIVE GROWTH PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                January 31, 1999



   Number
  Of Shares                                                                                            Market Value
  ---------                                                                                            ------------
                     AGGRESSIVE GROWTH STOCK INVESTMENTS - 100.16% of Total Net Assets

                     CHEMICALS - 2.07% of Total Net Assets
   12,000             Air Products & Chemicals, Inc. ............................................      $    403,500
    5,000             Wellman, Inc. .............................................................            47,188
                                                                                                       ------------
                                                                                                       $    450,688
                     COMPUTER SOFTWARE - 4.84% of Total Net Assets
   13,000             Autodesk, Inc. ............................................................      $    574,438
    9,450             Computer Associates International, Inc. ...................................           478,406
                                                                                                       ------------
                                                                                                       $  1,052,844
                     CONSTRUCTION - 4.99% of Total Net Assets
    5,000             Fluor Corporation .........................................................      $    190,625
   15,000             Johns Manville Corporation  ...............................................           268,125
   24,000             Ryland Group, Inc. ........................................................           627,000
                                                                                                       ------------
                                                                                                       $  1,085,750
                     DATA PROCESSING - 2.88% of Total Net Assets
    8,000             Hewlett-Packard Company ...................................................      $    627,000
                                                                                                       ------------
                                                                                                       $    627,000
                     ELECTRICAL AND ELECTRONICS - 4.21% of Total Net Assets
    5,400             Intel Corporation  ........................................................      $    761,063
   12,000             National Semiconductor Corporation (a) ....................................           155,250
                                                                                                       ------------
                                                                                                       $    916,313
                     ENTERTAINMENT AND LEISURE - 9.91% of Total Net Assets
   15,900             Disney (Walt) Company .....................................................      $    524,700
    9,000             Harcourt General, Inc. ....................................................           432,000
    2,000             Promus Hotel Corporation (a) ..............................................            59,750
    8,000             Tribune Company  ..........................................................           511,500
    7,500             Viacom, Inc. Class A (a) ..................................................           629,063
                                                                                                       ------------
                                                                                                       $  2,157,013
                     FINANCIAL SERVICES - 23.27% of Total Net Assets
   20,800             Bank of New York, Inc. ....................................................      $    738,400
   15,000             Bear Stearns Companies, Inc. ..............................................           706,875
    8,000             Morgan Stanley Dean Witter & Company ......................................           694,500
   30,000             Schwab (Charles) Corporation ..............................................         2,109,375
   11,400             State Street Corporation ..................................................           815,100
                                                                                                       ------------
                                                                                                       $  5,064,250
                     MANUFACTURING - 9.37% of Total Net Assets
    8,400             Dana Corporation  .........................................................      $    345,450
   10,000             Harley-Davidson, Inc. .....................................................           520,000
    8,600             Illinois Tool Works, Inc. .................................................           518,688
   12,583             Mattel, Inc. ..............................................................           285,477
   12,000             Parker-Hannifin Corporation ...............................................           369,000
                                                                                                       ------------
                                                                                                       $  2,038,615


                          Continued on following page.

                    PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                         THE AGGRESSIVE GROWTH PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                 January 31, 1999


   Number
 Of Shares                                                                                             Market Value
 ---------                                                                                             ------------
                     OIL AND OILFIELD SERVICES - 3.01% of Total Net Assets
  105,200             Frontier Oil Corporation (a) ..............................................      $    591,750
   20,000             Parker Drilling Company (a) ...............................................            62,500
                                                                                                       ------------
                                                                                                       $    654,250
                     PHARMACEUTICALS - 14.19% of Total Net Assets
    8,000             Amgen, Inc.  (a) ..........................................................      $  1,022,500
   11,000             Biogen, Inc. (a) ..........................................................         1,080,750
    7,000             Chiron Corporation (a) ....................................................           159,250
   15,000             Genzyme Corporation (General Division) (a) ................................           817,500
    1,621             Genzyme Corporation Molecular Oncology (a) ................................             4,356
    1,170             Genzyme Corporation Tissue Repair (a)  ....................................             4,238
                                                                                                       ------------
                                                                                                       $  3,088,594
                     RETAIL - 5.43% of Total Net Assets
   13,000             Costco Companies, Inc. (a) ................................................      $  1,077,375
    7,000             Toys "R" Us, Inc. (a) .....................................................           105,000
                                                                                                       ------------
                                                                                                       $  1,182,375
                     TRANSPORTATION - 11.38% of Total Net Assets
   16,000             ASA Holdings, Inc. ........................................................      $    500,000
   21,000             Kansas City Southern Industries, Inc. .....................................           997,500
   20,100             M.S. Carriers, Inc. (a) ...................................................           635,663
   37,500             Mesa Air Group, Inc. (a)  .................................................           344,531
                                                                                                       ------------
                                                                                                       $  2,477,694
                     MISCELLANEOUS - 4.61% of Total Net Assets
   12,000             Browning-Ferris Industries, Inc. ..........................................      $    330,000
   11,000             Lockheed Martin Corporation  ..............................................           387,750
    5,000             Temple-Inland, Inc. .......................................................           285,313
                                                                                                       ------------
                                                                                                       $  1,003,063
                                                                                                       ------------
                        Total Portfolio - 100.16% of total net assets (identified cost $9,240,049)(b)  $ 21,798,449
                        Liabilities, less other assets (.16% of total net assets)                           (34,204)
                                                                                                       ------------
                        Net assets applicable to outstanding shares                                    $ 21,764,245
                                                                                                       ============

                        Note:(a) Non-income producing.
                             (b) Aggregate cost for Federal income tax purposes.


















                            See accompanying notes.

                    PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                          NOTES TO FINANCIAL STATEMENTS
                                January 31, 1999




1.   SIGNIFICANT ACCOUNTING POLICIES
     Permanent Portfolio Family of Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a no-load, open-end, series, investment management company. The Fund commenced operations as the Permanent Portfolio, the Treasury Bill Portfolio, the Versatile Bond Portfolio and the Aggressive Growth Portfolio on January 8, 1982, May 26, 1987, September 27, 1991 and January 2, 1990, respectively. Investment operations in the Permanent Portfolio, the Treasury Bill Portfolio, the Versatile Bond Portfolio and the Aggressive Growth Portfolio commenced on December 1, 1982, September 21, 1987, November 12, 1991 and May 16, 1990, respectively.
     The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements, and such policies are in conformity with generally accepted accounting principles for
     registered  investment   companies.   The  preparation  of  such  financial
     statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses earned and incurred, respectively, during the reporting period. Actual results could differ from those estimates.

     Valuation of investments
     Investments are valued at market. Securities for which market quotations are readily available are valued at the latest sale price. Unlisted securities or securities for which the most active market is over-the-counter are valued at the mean between the closing bid and asked prices. Swiss francs are valued at the closing spot price on the International Monetary Market. Swiss Confederation bonds are valued at the closing price in Zurich, Switzerland, converted into U.S. dollars at 4 p.m. (Eastern Time). Investments in gold and silver are valued based on the closing spot prices on the New York Commodity Exchange. Short-term securities are valued at market daily. Investments for which there is no active market are valued at fair value as determined by the Board of Directors. At January 31, 1999, one such investment in the Permanent Portfolio (1.03% of total net assets) was so valued.

     Investment transactions and investment income
     Investment transactions are accounted for on the date of purchase, sale or maturity. Interest income is accrued daily and includes amortization of any premium and discount for financial and tax reporting purposes. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities transactions and unrealized appreciation or depreciation of investments are recorded on an identified cost basis for financial and tax reporting purposes.
     For the year ended January 31, 1999, investment income was earned as follows:

                                                 Permanent       Treasury Bill    Versatile Bond     Aggressive Growth
                                                 Portfolio         Portfolio        Portfolio            Portfolio
                                               ------------      -------------    --------------     -----------------
     Interest on:
       Corporate bonds ....................    $      6,795       $          -     $  1,220,723         $         -
       Swiss franc assets .................         279,191                  -                -                   -
       United States Treasury securities ..       1,861,910          4,613,866            5,802                   -
       Other investments ..................          17,713             32,279           30,450               1,848
     Dividends ............................         532,212                  -                -             147,689
                                               ------------       ------------     ------------         -----------
                                               $  2,697,821       $  4,646,145     $  1,256,975         $   149,537
                                               ============       ============     ============         ===========




                          Continued on following page.

                   PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                          NOTES TO FINANCIAL STATEMENTS
                                January 31, 1999



     Translation of foreign currencies
     Amounts denominated in or expected to settle in foreign currencies are translated into U.S. dollars on the following basis: (i) market value of investment securities and other assets and liabilities are translated at the closing rate of exchange at January 31, 1999; and (ii) purchases and sales of investment securities, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The Fund separately reports the portions of the results of operations attributable to the effect of changes in foreign exchange rates on the value of investments. Reported net realized gains or losses on foreign currency transactions arise from sales of foreign currencies; foreign currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books verses the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains or losses arise from changes in the exchange rate applicable to cash, receivables and liabilities denominated in foreign currencies at January 31, 1999.

     Federal taxes
     Each of the Fund's Portfolios will continue to be treated as a separate regulated investment company and each Portfolio intends to qualify under Subchapter M of the United States Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, no provision has been made for United States income taxes, as each Portfolio intends to declare necessary dividend distributions from investment company taxable income and net realized capital gains, if any, to its shareholders prior to October 15, 1999, pursuant to the requirements of the Code.

     At January 31, 1999, capital loss carry forwards available to offset future realized gains, if any, were as follows: $165,381 in the Treasury Bill Portfolio, of which $1,752, $98,561, $41,743, $5,429, $3,632 and $14,264 expire on January 31, 2001, January 31, 2002, January 31, 2003, January 31, 2004, January 31, 2005 and January 31, 2007, respectively; $140,012 in the Versatile Bond Portfolio, of which $86,614, $34,492 and $18,906 expire on January 31, 2003, January 31, 2004 and January 31, 2006, respectively; and $24,657 in the Aggressive Growth Portfolio, all of which expires on January 31, 2006. There were no capital loss carryforwards in the Permanent Portfolio.

     Pursuant to the Code, 14.49% of the distributions made from investment company taxable income in 1998 by the Permanent Portfolio qualifies for the corporate dividends received deduction.

     During the year ended January 31, 1999, the Fund's Permanent Portfolio, Treasury Bill Portfolio and Versatile Bond Portfolio incurred federal excise taxes of $60,499, $117,587 and $17,126, respectively, which was imposed on four percent of each Portfolio's undistributed income and capital gains, if any. Such tax reduced the Portfolio's net asset value, however, such undistributed income and capital gains were retained by the Portfolio to earn further interest, dividends and profit.

     Distributions
     Distributions to shareholders from net investment income and realized gain on investments, if any, are recorded on the ex-dividend date. The amount of such distributions are determined in accordance with the Code which may differ from generally accepted accounting principles. These differences result primarily from different treatment of net investment income and realized gains on certain investment securities held by the Fund's Portfolios. During the year ended January 31, 1999, the Fund reclassified from undistributed net investment income to paid-in capital, certain

                          Continued on following page.

                    PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                          NOTES TO FINANCIAL STATEMENTS
                                January 31, 1999


     book and tax basis differences relating to shareholder distributions, totaling $122,848, $1,202,693 and $535,913 for the Permanent Portfolio, the Treasury Bill Portfolio and the Versatile Bond Portfolio, respectively.
     Additionally: in the Permanent Portfolio, $2,232 was reclassified from accumulated net realized gain on investments to undistributed net investment income; in the Treasury Bill Portfolio, $1,234 was reclassified from accumulated net realized loss on investments to paid-in capital; and in the Aggressive Growth Portfolio, $1,629 was reclassified from paid-in capital to accumulated net realized loss on investments, due to these differences.

     Equalization
     The Fund follows the accounting practice of equalization, by which a portion of the proceeds from sales and a portion of the costs of redemptions of shares of capital stock are allocated to undistributed net investment income. The effect of this practice is to prevent the calculation of net investment income per share from being affected by sales or redemptions of shares in each Portfolio, and for periods of net issuances of shares, allows undistributed net investment income to exceed distributable investment company taxable income.

2.   INVESTMENTS IN AFFILIATED ISSUERS
     The Permanent Portfolio held 4,297 units of United States Gold Trust, an affiliated investment trust, resulting in net unrealized depreciation of $17,487 at January 31, 1999. The Permanent Portfolio received no income from this investment during the year then ended.

3.   INVESTMENT  ADVISORY  CONTRACT
     In accordance with the terms of an Investment Advisory Contract (the "Contract"), World Money Managers ("WMM"), the Fund's investment adviser, receives a comprehensive advisory fee monthly (the "Advisory Fee"), computed at the following annual rate: (i) for each Portfolio, 1/4 of 1% of the first $200 million of the Portfolio's average daily net assets; plus
     (ii) for the Fund as a whole: 7/8 of 1% of the first $200 million of the Fund's average daily net assets; 13/16 of 1% of the next $200 million of the Fund's average daily net assets; 3/4 of 1% of the next $200 million of the Fund's average daily net assets; and 11/16 of 1% of the Fund's average daily net assets in excess of $600 million, such fee for the Fund as a whole to be allocated among the Portfolios in proportion to their net assets.

     All fees and expenses payable by the Fund pursuant to the Contract and attributable only to one Portfolio are borne entirely by that Portfolio; all other such fees and expenses are allocated among the Fund's Portfolios in proportion to their net assets. Except for the Advisory Fee, the fees and expenses of the Fund's directors, the salary expense of the Fund's officers (including payments made by the Fund under its Long Term Disability Plan described in Note 4), excise taxes and extraordinary expenses as defined by the Contract, WMM pays or reimburses the Fund for substantially all of the Fund's ordinary operating expenses out of its Advisory Fee.

     During the year ended January 31, 1999, WMM voluntarily agreed to waive portions of the Advisory Fee allocable to the Treasury Bill Portfolio and to the Versatile Bond Portfolio to the extent that either Portfolio's total Advisory Fee otherwise would exceed an annual rate of 5/8 of 1%, in the case of the Treasury Bill Portfolio, or 3/4 of 1%, in the case of the Versatile Bond Portfolio, of the respective Portfolio's average daily net assets. WMM may continue voluntarily to waive such fees, although it is not required to do so, and reserves the right to revoke, reduce or change the waiver prospectively upon five days written notice to the Fund.

     WMM is a limited partnership of which one of the general partners is the President and a director of the Fund and the other general partner is a corporation wholly owned by the same individual.



                              Continued on following page.

                    PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                          NOTES TO FINANCIAL STATEMENTS
                                January 31, 1999




4.   LONG TERM DISABILITY PLAN
     On March 9, 1998, the Fund's Board of Directors adopted the Permanent Portfolio Family of Funds, Inc. Long Term Disability Plan (the "Plan"). The Plan provides for payment by the Fund to any qualified officer of the Fund who is totally disabled (a "Participant"), as defined by the Plan, a disability benefit equal to 50% of the Participant's salary as of the time the disability is determined, subject to cost-of-living adjustments, for a period not to exceed five years. The Plan is renewable annually and may be terminated by the Fund's Board of Directors at any time prior to each annual renewal. On March 10, 1998, the Fund accrued an estimated liability of $107,808 for one Participant under the Plan.

5.   PURCHASES AND SALES OF SECURITIES
     The following is a summary of purchases and sales of securities other than short-term securities for the year ended January 31, 1999:

                                                    Permanent       Treasury Bill     Versatile Bond   Aggressive Growth
                                                    Portfolio         Portfolio         Portfolio          Portfolio
                                                  -------------     -------------     --------------   -----------------
      Purchases................................    $ 6,472,276          None           $16,469,310        $   554,062
      Sales....................................      9,048,885          None            14,433,040          2,937,283


6.   NET UNREALIZED APPRECIATION OF INVESTMENTS

     The following is a summary of net unrealized appreciation of investments at
     January 31, 1999 for federal income tax purposes:
                                                    Permanent       Treasury Bill     Versatile Bond   Aggressive Growth
                                                    Portfolio         Portfolio         Portfolio          Portfolio
                                                  -------------     -------------     --------------   -----------------
     Aggregate gross unrealized appreciation of
     investments with excess of value over tax
     cost:
      Investments in securities of
      unaffiliated issuers ....................    $16,932,971         $  7,157        $    49,777        $12,768,630
      Investments other than securities .......        515,337                -                  -                  -
                                                   -----------         --------        -----------        -----------
                                                    17,448,308            7,157             49,777         12,768,630
     Aggregate gross  unrealized  depreciation
     of investments with excess of tax cost
     over value:
      Investments in securities of unaffiliated
      issuers .................................     (1,250,487)          (2,239)           (15,332)          (210,230)
      Investments other than securities........     (4,211,515)               -                  -                  -
                                                   -----------         --------        -----------        -----------
                                                    (5,462,002)          (2,239)           (15,332)          (210,230)
                                                   -----------         --------        -----------        -----------
      Net unrealized appreciation
       of investments                              $11,986,306         $  4,918        $    34,445        $12,558,400
                                                   ===========         ========        ===========        ===========





                          Continued on following page.

                    PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                          NOTES TO FINANCIAL STATEMENTS
                                January 31, 1999


7.   CAPITAL STOCK TRANSACTIONS

     Transactions  in shares of each  Portfolio's  capital  stock  exclusive  of amounts  allocated to undistributed  net investment  income were as follows for the years ended January 31, 1999 and 1998:
                                                                       Permanent Portfolio
                                      ---------------------------------------------------------------------------------
                                                       1999                                         1998
                                      ----------------------------------------    -------------------------------------
                                           Shares               Dollars                  Shares             Dollars
                                      ----------------    --------------------    -------------------  ----------------
     Shares sold......................     325,975           $  5,316,770                267,705         $  4,309,828
     Distributions reinvested.........     142,118              2,651,913                124,147            2,324,036
                                           -------           ------------                -------         ------------
                                           468,093              7,968,683                391,852            6,633,864

     Shares redeemed..................    (620,388)           (10,594,182)              (632,375)         (10,637,997)
                                           -------           ------------                -------         ------------
     Net decrease                         (152,295)          $ (2,625,499)              (240,523)        $ (4,004,133)
                                           =======           ============                =======         ============

                                                                       Treasury Bill  Portfolio
                                      ---------------------------------------------------------------------------------
                                                       1999                                         1998
                                      ----------------------------------------    -------------------------------------
                                           Shares               Dollars                  Shares             Dollars
                                      ----------------    --------------------    -------------------  ----------------
     Shares sold......................     719,836           $ 47,806,798                667,488         $ 43,964,269
     Distributions reinvested.........      39,785              2,689,841                 48,405            3,251,352
                                           -------           ------------                -------         ------------
                                           759,621             50,496,639                715,893           47,215,621

     Shares redeemed..................    (784,288)           (52,149,375)              (880,865)         (57,996,734)
                                           -------           ------------                -------         ------------
     Net decrease                          (24,667)          $ (1,652,736)              (164,972)        $(10,781,113)
                                           =======           ============                =======         ============

                                                                       Versatile Bond  Portfolio
                                      ---------------------------------------------------------------------------------
                                                       1999                                         1998
                                      ----------------------------------------   --------------------------------------
                                           Shares               Dollars                  Shares             Dollars
                                      ----------------    --------------------   -------------------  -----------------
     Shares sold......................     409,669           $ 22,138,246                410,273         $ 21,564,778
     Distributions reinvested.........       9,691                566,997                  9,512              553,476
                                           -------           ------------                -------         ------------
                                           419,360             22,705,243                419,785           22,118,254

     Shares redeemed..................    (403,659)           (21,805,506)              (393,973)         (20,789,895)
                                           -------           ------------                -------         ------------
     Net increase                           15,701           $    899,737                 25,812         $  1,328,359
                                           =======           ============                =======         ============

                                                                       Aggressive Growth Portfolio
                                      ---------------------------------------------------------------------------------
                                                       1999                                         1998
                                      ----------------------------------------    -------------------------------------
                                           Shares               Dollars                  Shares             Dollars
                                      ----------------    --------------------    -------------------  ----------------
     Shares sold......................      58,283           $  3,529,499                195,149         $ 10,447,677
     Distributions reinvested.........           -                      -                 18,011            1,021,204
                                            ------           ------------                -------         ------------
                                            58,283              3,529,499                213,160           11,468,881

     Shares redeemed..................     (98,311)            (5,789,018)              (181,840)          (9,653,981)
                                            ------           ------------                -------         ------------
     Net increase (decrease)               (40,028)          $ (2,259,519)                31,320         $  1,814,900
                                            ======           ============                =======         ============

                          Continued on following page.

                    PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                          NOTES TO FINANCIAL STATEMENTS
                                January 31, 1999




8.   REGULATORY MATTERS
     Following a routine examination of the Fund in 1991, the Securities and Exchange Commission (the "Commission") instituted public administrative and cease-and-desist proceedings on January 13, 1997, to determine the truth of allegations by the Commission's Division of Enforcement (the "Division") that WMM and two of the Fund's directors and officers (the "Respondents") violated certain provisions of federal securities laws in fiscal years 1990 through 1992. The allegations include the following: that WMM, Terry Coxon and Alan Sergy violated Section 206 of the Investment Advisers Act of 1940, as amended, through conduct that included improper self-dealing at the expense of the Fund; that WMM received excessive reimbursements under the Fund's Marketing and Distribution Plan (the "Marketing Plan") during the fiscal year ended January 31, 1991; that during fiscal years 1990 through 1992, the Fund's Board of Directors did not meet at the end of each quarter to review the expenses incurred under the Marketing Plan and that the reports thereon contained insufficient detail; and in April 1990, the Permanent Portfolio acquired a "call option" prohibited by the Fund's fundamental investment policies and managed the investment for the advantage of a client of an officer of the Fund. No charges have been made against the Fund. The Respondents have denied all of the allegations of the Division and are contesting the proceedings. From May 5, 1997 through May 15, 1997, an administrative hearing on these charges was held before Chief Administrative Law Judge Brenda P. Murray in San Francisco, California. Thereafter, the Division and Respondents submitted post-hearing briefs and the matter is currently under submission for decision. Pursuant to Maryland law and the Fund's Bylaws, the Fund has agreed to continue to pay directly on behalf of the Respondents, or to reimburse them, for certain expenses incurred by them in connection with the proceedings, including expenses paid by WMM to persons who are directors and officers of the Fund for litigation support services. The Fund's management does not believe the Fund will incur substantial additional expenses relating to this matter. The Fund so paid or reimbursed the following expenses during the years January 31, 1992 through 1999:


                  Permanent     Treasury Bill  Versatile Bond  Aggressive Growth
                  Portfolio       Portfolio       Portfolio        Portfolio
               -------------   -------------   --------------  -----------------
     1992 ....   $        -      $        -      $        -       $        -
     1993 ....       52,331          63,961               -                -
     1994 ....            -               -               -                -
     1995 ....       78,010          71,156           6,213            1,777
     1996 ....       26,100          22,233           1,646              848
     1997 ....       53,511          43,469           3,046            2,640
     1998 ....      325,585         293,026               -           32,558
     1999 ....       14,333          14,015          11,155           11,473
                 ----------      ----------      ----------       ----------
                 $  549,870      $  507,860      $   22,060       $   49,296
                 ==========      ==========      ==========       ==========

                   PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                            THE PERMANENT PORTFOLIO






Financial highlights for the Permanent Portfolio
For each share of capital stock outstanding throughout each fiscal year:
                                                   Year ended          Year ended          Year ended             Year ended
                                                January 31, 1999    January 31, 1998    January 31, 1997       January 31, 1996
                                                ----------------    ----------------    ----------------       ----------------
Net asset value, beginning of year                 $   19.08            $   18.40           $   18.80              $   16.51
                                                   ---------            ---------           ---------              ---------
  Income (loss) from investment operations:
    Net investment income  ................              .47                  .37                 .52                    .50
    Net realized and unrealized gain (loss)
     on investments and foreign
     currencies ...........................                -                 1.01                (.41)                  2.17
                                                   ---------            ---------           ---------              ---------
      Total income (loss) from
        investment operations                            .47                 1.38                 .11                   2.67

  Less distributions from:
    Net investment income  ................             (.20)                (.34)               (.42)                  (.38)
    Net realized gain on investments (1)...             (.64)                (.36)               (.09)                     -
                                                   ---------            ---------           ---------              ---------
      Total distributions                               (.84)                (.70)               (.51)                  (.38)
                                                   ---------            ---------           ---------              ---------

Net asset value, end of year                       $   18.71            $   19.08           $   18.40              $   18.80
                                                   =========            =========           =========              =========

Total return (2)  .........................            2.48%                7.57%                .57%                 16.20%

Ratios / supplemental data:
  Net assets, end of year (in thousands)...        $  66,855            $  71,099           $  72,992              $  76,641
                                                   =========            =========           =========              =========


  Ratio of expenses to average net assets..            1.43%                1.91%               1.49%                  1.35%
  Ratio of net investment income
    to average net assets .................            2.48%                1.96%               2.78%                  2.85%
  Portfolio turnover rate .................           14.05%                7.66%              12.29%                  9.96%






(l)  Capital gain distribution pursuant to Section 852(b)(3) of the Code.
(2) Assumes reinvestment of all dividends and distributions, and deduction of all fees and expenses except the $35 one-time account start-up fee and the $1.50 monthly account maintenance fee.



                             See accompanying notes.

   Year ended         Year ended         Year ended         Year ended         Year ended         Year ended
January 31, 1995   January 31, 1994   January 31, 1993   January 31, 1992   January 31, 1991   January 31, 1990
----------------   ----------------   ----------------   ----------------   ----------------   ----------------
   $   17.55          $   15.36          $   15.21          $   15.10          $   15.57          $   15.00
   ---------          ---------          ---------          ---------          ---------          ---------

         .64                .44                .49                .51                .64                .57


       (1.46)              1.99               (.05)               .51               (.63)                 -
   ---------          ---------          ---------          ---------          ---------          ---------

        (.82)              2.43                .44               1.02                .01                .57


        (.22)              (.24)              (.29)              (.91)              (.48)                 -
           -                  -                  -                  -                  -                  -
   ---------          ---------          ---------          ---------          ---------          ---------
        (.22)              (.24)              (.29)              (.91)              (.48)                 -
   ---------          ---------          ---------          ---------          ---------          ---------

   $   16.51          $   17.55          $   15.36          $   15.21          $   15.10          $   15.57
   =========          =========          =========          =========          =========          =========

     (4.65)%             15.86%              2.93%              7.01%               .15%              3.80%


   $  71,610          $  79,043          $  65,937          $  72,312          $  80,542          $  93,663
   =========          =========          =========          =========          =========          =========


       1.32%              1.21%              1.25%              1.27%              1.36%              1.17%

       2.63%              2.66%              3.20%              3.29%              4.22%              3.80%
      31.24%             49.51%             70.77%              8.01%             31.58%             61.44%





                   PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                          THE TREASURY BILL PORTFOLIO





Financial highlights for the Treasury Bill Portfolio
For each share of capital stock outstanding throughout each fiscal year:

                                                             Year ended         Year ended         Year ended         Year ended
                                                         January 31, 1999    January 31, 1998   January 31, 1997   January 31, 1996
                                                         ----------------    ----------------   ----------------   ----------------
Net asset value, beginning of year                          $    67.56           $    67.55         $    67.84         $    66.40
                                                            ----------           ----------         ----------         ----------
  Income from investment operations:
    Net investment income (1)  ....................               2.72                 2.69               2.84               3.22
    Net realized and unrealized gain (loss)
     on investments (2) ...........................                .03                 .06                .01                .06
                                                            ----------           ----------         ----------         ----------
      Total income from investment operations                     2.75                 2.75               2.85               3.28

  Less distributions from:
    Net investment income  ........................              (2.34)               (2.74)             (3.14)             (1.84)
                                                            ----------           ----------         ----------         ----------
      Total distributions                                        (2.34)               (2.74)             (3.14)             (1.84)
                                                            ----------           ----------         ----------         ----------

Net asset value, end of year                                $    67.97           $    67.56         $    67.55         $    67.84
                                                            ==========           ==========         ==========         ==========

Total return (3) ...................................             4.09%                4.09%              4.23%              4.95%

Ratios / supplemental data:
  Net assets, end of year  (in thousands)  .........        $   93,095           $   94,200         $  105,342         $  114,667
                                                            ==========           ==========         ==========         ==========

  Ratio of expenses to average net assets (1)  .....              .96%                1.20%               .90%               .82%
  Ratio of net investment income
    to average net assets  .........................             4.01%                3.98%              4.19%              4.79%






(l) Due to the waiver of advisory fees and, effective January 1, 1991 through January 31, 1994, distribution expenses, the ratio of expenses to average net assets was reduced by .50% for the year ended January 31, 1999 and .50%, .50%, .50%, .50%, .49%, .47%, .48%, .47% and .62% for the years ended
     January 31, 1998,  1997,  1996,  1995,  1994,  1993,  1992,  1991 and 1990,
     respectively. Without this waiver, the net investment income per share would have been $2.24 for the year ended January 31, 1999 and $2.19, $2.37, $2.78, $2.12, $1.04, $1.28, $2.85, $3.85 and $3.96 for the years then ended.
(2) Per share net realized and unrealized gains or losses on investments may not correspond with the change in aggregate unrealized gains and losses in the Portfolio's securities because of the timing of sales and repurchases of the Portfolio's shares in relation to fluctuating market values for the Portfolio.
(3) Assumes reinvestment of all dividends and distributions, and deduction of all fees and expenses except the $35 one-time account start-up fee and the $1.50 monthly account maintenance fee.


                             See accompanying notes.



   Year ended         Year ended         Year ended         Year ended        Year ended         Year ended
January 31, 1995   January 31, 1994   January 31, 1993   January 31, 1992  January 31, 1991   January 31, 1990
 ----------------  ----------------   ----------------   ----------------  ----------------   ----------------
   $    64.81         $    64.45         $    64.99         $    63.11        $    59.35         $    54.91
   ----------         ----------         ----------         ----------        ----------         ----------

         2.65               1.53               1.68               3.26              4.20               4.36

         (.39)              (.09)               .19               (.08)             (.01)               .08
   ----------         ----------         ----------         ----------        ----------         ----------
         2.26               1.44               1.87               3.18              4.19               4.44


         (.67)             (1.08)             (2.41)             (1.30)             (.43)                 -
   ----------         ----------         ----------         ----------        ----------         ----------
         (.67)             (1.08)             (2.41)             (1.30)             (.43)                 -
   ----------         ----------         ----------         ----------        ----------         ----------

   $    66.40         $    64.81         $    64.45         $    64.99        $    63.11         $    59.35
   ==========         ==========         ==========         ==========        ==========         ==========

        3.49%              2.24%              2.89%              5.05%             7.06%              8.09%


   $  121,666         $  133,970         $  179,888         $  320,382        $  207,889         $   61,056
   ==========         ==========         ==========         ==========        ==========         ==========

         .82%               .72%               .73%               .73%              .83%               .54%

        3.57%              2.46%              2.97%              4.87%             6.74%              7.87%


                   PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                          THE VERSATILE BOND PORTFOLIO





Financial highlights for the Versatile Bond Portfolio
For each share of capital stock outstanding throughout each fiscal period:

                                                          Year ended               Year ended           Year ended
                                                       January 31, 1999         January 31, 1998     January 31, 1997
                                                       ----------------         ----------------     ----------------
Net asset value, beginning of period                      $   58.58                $   57.24            $   56.85
                                                          ---------                ---------            ---------

  Income from investment operations:
    Net investment income (2)  ...............                 2.77                     2.87                 2.94
    Net realized and unrealized gain (loss)
      on investments (3)  ....................                 (.08)                     .17                 (.34)
                                                          ---------                ---------            ---------
      Total income from investment operations                  2.69                     3.04                 2.60

  Less distributions from:
    Net investment income  ...................                (2.44)                   (1.70)               (2.21)
    Net realized gain on investments (4)......                    -                        -                    -
                                                          ---------                ---------            ---------
      Total distributions                                     (2.44)                   (1.70)               (2.21)
                                                          ---------                ---------            ---------

Net asset value, end of period                            $   58.83                $   58.58            $   57.24
                                                          =========                =========            =========

Total return (5)  ............................                4.61%                    5.33%                4.58%

Ratios / supplemental data:
  Net assets, end of period (in thousands)....            $  24,377                $  23,355            $  21,345
                                                          =========                =========            =========

  Ratio of expenses to average net assets (2).                1.08%                    1.01%                 .97%
  Ratio of net investment income
    to average net assets  ...................                4.72%                    4.95%                5.16%
  Portfolio turnover rate  ...................               68.21%                   55.53%              102.29%




*    Computed on an annualized basis.

(l) The Versatile Bond Portfolio commenced investment operations November 12, 1991.
(2) Due to the waiver of advisory fees and through January 31, 1994, distribution expenses, the ratio of expenses to average net assets was reduced by .37% for the year ended January 31, 1999 and .38%, .38%, .37%, .36%, .39%, .41% and .43% for the years ended January 31, 1998, 1997, 1996,
     1995, 1994, 1993 and the period ended January 31, 1992, respectively. Without this waiver, the net investment income per share would have been $2.48 for the year ended January 31, 1999 and $2.59, $2.66, $2.65, $1.84,
     $1.57, $1.77 and $2.13 for the years and the period then ended.
(3) Per share net realized and unrealized gains or losses on investments may not correspond with the change in aggregate unrealized gains and losses in the Portfolio's securities because of the timing of sales and repurchases of the Portfolio's shares in relation to fluctuating market values for the Portfolio.
(4)  Capital gain distribution pursuant to Section 852(b)(3) of the Code.
(5) Assumes reinvestment of all dividends and distributions, and deduction of all fees and expenses except the $35 one-time account start-up fee and the $1.50 monthly account maintenance fee.


                             See accompanying notes.


   Year ended               Year ended              Year ended               Year ended             Period ended
January 31, 1996         January 31, 1995        January 31, 1994        January 31, 1993         January 31, 1992(1)
----------------         ----------------        ----------------        ----------------         ------------------
   $   54.90                $   54.76               $   53.63                $   50.58               $   50.00
   ---------                ---------               ---------                ---------               ---------


        2.91                     2.12                    1.87                     2.06                    2.51

        1.05                     (.63)                   (.04)                    1.00                   (1.93)
   ---------                ---------               ---------                ---------               ---------
        3.96                     1.49                    1.83                     3.06                     .58


       (2.01)                   (1.33)                   (.70)                    (.01)                      -
           -                     (.02)                      -                        -                       -
   ---------                ---------               ---------                ---------               ---------
       (2.01)                   (1.35)                   (.70)                    (.01)                      -
   ---------                ---------               ---------                ---------               ---------

   $   56.85                $   54.90               $   54.76                $   53.63               $   50.58
   =========                =========               =========                =========               =========

       7.24%                    2.74%                   3.42%                    6.05%                   3.33%*


   $  20,137                $  22,229               $  35,682                $  23,217               $     596
   =========                =========               =========                =========               =========

        .89%                     .86%                    .89%                     .89%                   1.07%*

       5.21%                    3.84%                   3.46%                    3.86%                   4.00%*
      51.64%                   74.62%                  75.05%                  224.95%                 600.99%*


                   PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                        THE AGGRESSIVE GROWTH PORTFOLIO






Financial  highlights  for the  Aggressive  Growth  Portfolio
For each share of capital stock outstanding throughout each fiscal period:
                                                                    Year ended               Year ended                 Year ended
                                                                 January 31, 1999          January 31, 1998         January 31, 1997
                                                                 ----------------          ----------------         ----------------
Net asset value, beginning of period                                $    56.24               $    47.66                 $    40.65
                                                                    ----------               ----------                 ----------

  Income (loss) from investment operations:
    Net investment income (loss)  ............................            (.41)                    (.31)                       .26
    Net realized and unrealized gain (loss)
      on investments  ........................................           13.30                    11.97                       7.05
                                                                    ----------               ----------                 ----------
      Total income (loss) from investment operations                     12.89                    11.66                       7.31

  Less distributions from:
    Net investment income  ...................................               -                     (.19)                      (.25)
    Net realized gain on investments (2)......................               -                    (2.89)                      (.05)
                                                                    ----------               ----------                 ----------
      Total distributions                                                    -                    (3.08)                      (.30)
                                                                    ----------               ----------                 ----------

Net asset value, end of period                                      $    69.13               $    56.24                 $    47.66
                                                                    ==========               ==========                 ==========

Total return (3)  .............................................         22.92%                   24.41%                     18.00%

Ratios / supplemental data:
  Net assets, end of period (in thousands)  ...................     $   21,764               $   19,955                 $   15,417
                                                                    ==========               ==========                 ==========

  Ratio of expenses to average net assets .....................          1.39%                    1.46%                      1.33%
  Ratio of net investment income (loss) to average net assets..         (.65)%                   (.60)%                       .59%
  Portfolio turnover rate .....................................          2.73%                    2.15%                     21.32%


*    Computed on an annualized basis.

(l)  The Aggressive  Growth Portfolio  commenced  investment  operations May 16,
     1990.
(2)  Capital gain distribution pursuant to Section 852(b)(3) of the Code.
(3) Assumes reinvestment of all dividends and distributions, and deduction of all fees and expenses except the $35 one-time account start-up fee and the $1.50 monthly account maintenance fee.


                             See accompanying notes.

      Year ended           Year ended            Year ended            Year ended            Year ended             Period ended
   January 31, 1996      January 31, 1995      January 31, 1994      January 31, 1993      January 31, 1992      January 31, 1991(1)
   ----------------      ----------------      ----------------      ----------------      ----------------      ------------------
       $   31.61            $   32.56             $   26.63             $   22.77             $   18.35               $   20.00
       ---------            ---------             ---------             ---------             ---------               ---------


            (.02)                (.01)                  .01                   .02                   .06                     .13

           10.68                 (.89)                 6.41                  4.44                  4.38                   (1.78)
       ---------            ---------             ---------             ---------             ---------               ---------
           10.66                 (.90)                 6.42                  4.46                  4.44                   (1.65)


            (.11)                (.03)                 (.02)                 (.13)                 (.02)                      -
           (1.51)                (.02)                 (.47)                 (.47)                    -                       -
       ---------            ---------             ---------             ---------             ---------               ---------
           (1.62)                (.05)                 (.49)                 (.60)                 (.02)                      -
       ---------            ---------             ---------             ---------             ---------               ---------

       $   40.65            $   31.61             $   32.56             $   26.63             $   22.77               $   18.35
       =========            =========             =========             =========             =========               =========

          33.78%              (2.75)%                24.25%                19.77%                24.21%                 (8.25)%*


       $  11,067            $   6,758             $   7,201             $   3,596             $   2,577               $   1,151
       =========            =========             =========             =========             =========               =========

           1.19%                1.23%                 1.20%                 1.12%                 1.18%                   1.07%*
          (.06)%               (.04)%                  .02%                  .12%                  .23%                    .64%*
          18.94%               26.29%                29.83%                25.62%                53.18%                  36.88%*


                   PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.


                            Permanent Portfolio (PP)


                  (Graph omitted, see description on page 35)






                         Versatile Bond Portfolio (VBP)


                  (Graph omitted, see description on page 35)






                       Aggressive Growth Portfolio (AGP)


                  (Graph omitted, see description on page 35)










                 See following page for explanation of graphs.

                   PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.






     The graphs on the preceding page compare the initial account value and subsequent account values at the end of each of the most recently completed ten fiscal years of the Permanent Portfolio and each of the most recently completed fiscal years since the commencement of investment operations for the Aggressive Growth Portfolio and the Versatile Bond Portfolio, assuming a $10,000 investment in the Portfolio at the beginning of the first fiscal year and reinvestment of all dividends and distributions, to a $10,000 investment over the same periods in the following broad-based securities market indexes: for the Permanent Portfolio, 3-month Treasury bills from the weekly releases of Selected Interest Rates from the Federal Reserve; for the Versatile Bond Portfolio, 180-day rates on certificates of deposit from the Dow Jones News Retrieval Service; and for the Aggressive Growth Portfolio, the Dow Jones Industrial Average, which is an average of the stock prices of 30 large companies and represents an unmanaged portfolio. A graph is not provided for the Treasury Bill Portfolio because it is a money market portfolio. The tables below show each of the Fund's Portfolio's average annual total returns for the periods indicated, assuming a hypothetical investment in shares of $1,000, reinvestment of all dividends and distributions, deduction of all fees and expenses except the $35 one-time account start-up fee and complete redemption of the investment at the end of the period. Past performance is not predictive of future performance.


 Permanent Portfolio(1)                     Treasury Bill Portfolio (2)(5)
---------------------------------------     ------------------------------------
 1 year ended January 31, 1999    2.42%     1 year ended January 31, 1999  4.04%
 5 years ended January 31, 1999   4.13%     5 years ended January 31, 1999 4.10%
10 years ended January 31, 1999   4.92%    10 years ended January 31, 1999 4.52%
15 years ended January 31, 1999   4.95%    11 years 250 days ended
16 years 62 days ended                         January 31, 1999            4.67%
    January 31, 1999              4.89%



 Aggressive Growth Portfolio(3)             Versatile Bond Portfolio (4)(6)
---------------------------------------     ------------------------------------
 1 year ended January 31, 1999   22.86%     1 year ended January 31, 1999  4.56%
 5 years ended January 31, 1999  18.54%     5 years ended January 31, 1999 4.83%
 9 years 29 days end                        7 years 127 days ended
    January 31, 1999             16.35%        January 31, 1999            4.71%







-----------------------
(1)  The Permanent Portfolio commenced operations on December 1, 1982.
(2)  The Treasury Bill Portfolio commenced operations on May 26, 1987.
(3)  The Aggressive Growth Portfolio commenced operations on January 2, 1990.
(4)  The Versatile Bond Portfolio commenced operations on September 27, 1991.
(5) Yield on the Treasury Bill Portfolio for the seven days ended February 1 , 1999, assuming reinvestment of all dividends and distributions and deduction of all fees and expenses except the $35 one-time account start-up fee, was 4.61%, and effective yield was 4.71%.
(6) The 30-day SEC standardized yield for the Versatile Bond Portfolio at January 31, 1999, calculated by dividing the net investment income per share earned during the specified 30-day period by the net asset value per share on the last day of the period and annualizing the resulting figure, and assuming reinvestment of all dividends and distributions and deduction of all fees and expenses except the $35 one-time account start-up fee, was 3.38.

                   PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.







     Management's Discussion and Analysis

     Permanent Portfolio
     The Permanent Portfolio's investment objective is to preserve and increase the purchasing power of its shares over the long term. The Portfolio invests fixed target percentages of its net assets in gold, silver, Swiss franc assets, stocks of real estate and natural resource companies, aggressive growth stocks and dollar assets such as United States Treasury securities. The strong performance of U.S. stocks, particularly growth stocks, as well as strength in the bond and silver markets throughout 1998 were substantially offset by weakness in shares of natural resource companies, gold assets and the relative value of the Swiss franc. Accordingly, the Portfolio achieved a total return of 2.48% for the year ended January 31, 1999, as compared to an inflation rate of 1.67% during the year then ended.

     Treasury Bill Portfolio
     The Treasury Bill Portfolio's investment objective is to achieve high current income, consistent with safety and liquidity of principal. It invests in short-term United States Treasury securities. The Portfolio achieved a total return of 4.09% and maintained an average maturity of between 60 and 90 days throughout the year ended January 31, 1999. This return was consistent with other money market funds that invest primarily in short-term United States Treasury securities.

     Versatile Bond Portfolio
     The Versatile Bond Portfolio's investment objective is to achieve high current income while limiting risk to principal. It invests in a diversified portfolio of short-term corporate bonds rated "A" or higher by Standard & Poor's. The Portfolio achieved a total return of 4.61% while maintaining an average maturity of between 270 and 450 days throughout the year ended January 31, 1999. This return was consistent with other mutual funds that invest primarily in corporate bonds of similar safety, liquidity and maturity.

     Aggressive  Growth Portfolio
     The Aggressive Growth Portfolio's investment objective is to achieve high long-term appreciation. It is fully invested at all times in a diversified portfolio of domestic stocks and stock warrants selected for high profit potential. The Portfolio achieved a total return of 22.92% for the year ended January 31, 1999, as compared to 20.32% for the Dow Jones Industrial Average and 31.44% for the Standard and Poor's 500 Stock Index during the year then ended.

                      This page intentionally left blank.

           INVESTMENT ADVISER                                The
             World Money Managers                         PERMANENT
             Terry Coxon, General Partner                 PORTFOLIO
             625 Second Street                         Family of Funds
             Petaluma, California 94952

           CONSULTANTS TO THE FUND
             Harry Browne
             Douglas Casey

           TRANSFER AGENT
             Chase Global Funds Services Company
             P.O. Box 2798
             Boston, Massachusetts 02208
             (for overnight delivery services,
             73 Tremont Street
             Boston, Massachusetts 02108)
             1-800-341-8900
             In Mass. 1-617-557-8000

           CUSTODIAN
             State Street Bank and Trust Company
             Boston, Massachusetts 02105

           INDEPENDENT AUDITORS
             KPMG LLP
             Three Embarcadero Center
             San Francisco, California  94111





         INVESTOR'S INFORMATION OFFICE
                 P.O. Box 5847                              ANNUAL REPORT
               Austin, Texas 78763                         January 31, 1999
            1-800-531-5142 Nationwide
              Local 1-512-453-7558